Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2018